Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,744,682	¥ 4,609,702	¥ 4,694,256
Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	89,663	74,009
30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	34,345	22,181
90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	55,318	51,828
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,343,030	2,311,624	2,171,139
Consumer borrowers | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,820	14,810
Consumer borrowers | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,183	4,553
Consumer borrowers | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,637	10,257
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,113,430	2,070,921
Consumer borrowers | Consumer - Real Estate Loans | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,735	3,890
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,473	1,375
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,262	2,515
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	173,687	188,547
Consumer borrowers | Consumer-Card loans | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	874	1,476
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	371	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	503	1,105
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	55,913	52,156
Consumer borrowers | Consumer - Other | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,211	9,444
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,339	2,807
Consumer borrowers | Consumer - Other | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,872	6,637
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,343,679	1,268,560
Corporate borrowers | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	52,775	32,739
Corporate borrowers | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,840	8,296
Corporate borrowers | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	31,935	24,443
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables			¥ 132,081
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	74,085	47,956
Corporate borrowers | Non-recourse Loans | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	80,918	113,129
Corporate borrowers | Non-recourse Loans | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,556	6,509
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	514	5,193
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,042	1,316
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	278,607	279,046
Corporate borrowers | Real estate companies in Japan | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	928	922
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	578	144
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	350	778
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	121,851	133,802
Corporate borrowers | Real estate companies in overseas | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	36,992	14,505
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,113	0
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,879	14,505
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	164,132	200,033
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,511	2,585
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,243	592
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,268	1,993
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	624,086	494,594
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,788	8,218
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,392	2,367
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,396	5,851
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,057,973	1,029,518
Net investment in leases | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	27,068	26,460
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	652,455	687,462
Net investment in leases | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,034	8,604
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	405,518	342,056
Net investment in leases | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	19,034	17,856
Net investment in leases | 30 To 89 Days Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,322	9,332
Net investment in leases | 30 To 89 Days Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,252	2,257
Net investment in leases | 30 To 89 Days Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,070	7,075
Net investment in leases | 90 Days or More Past Due | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,746	17,128
Net investment in leases | 90 Days or More Past Due | Japan | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,782	6,347
Net investment in leases | 90 Days or More Past Due | Overseas | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 11,964	¥ 10,781